UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.4%

Security	Principal Amount (000’s omitted)	Value
Education — 18.7%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,448,926
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	429,420
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	171,109
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	79,512
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	398,259
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	956,020
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	525	616,623
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	131,708
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,321,908
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	350,308
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	221,159
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	149,945
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	448,687
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	466,251
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	490,190
University of California, 5.25%, 5/15/39	1,000	1,089,800

		$8,769,825

Electric Utilities — 9.0%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$820,595
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	998,697
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	452,176
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	133,785
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,071,950
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	736,655

		$4,213,858

General Obligations — 16.6%
California, 5.50%, 11/1/35	$1,300	$1,408,303
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	110	108,057
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	120	117,648
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	145	143,521
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	520	526,672
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,984,440
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,425,757
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	779,155
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	492,055
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	380,898
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	443,903

		$7,810,409

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,371,948
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,474,690
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	503,624
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	475	495,762
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	814,770
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	800	805,784
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,075,830
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	356,661
Washington Township Health Care District, 5.00%, 7/1/32	555	553,984
Washington Township Health Care District, 5.25%, 7/1/29	750	751,050

		$8,204,103

Insured-Education — 7.6%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$445,788
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,053,280
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,086,520

		$3,585,588

Insured-Electric Utilities — 5.8%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$1,500	$1,636,845
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,074,950

		$2,711,795

Insured-Escrowed/Prerefunded — 12.3%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,402,988
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,250,490
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,654,866
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	454,965

		$5,763,309

Insured-General Obligations — 25.9%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$780,861
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,811,603
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	551,435
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,634,340
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,061,106
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	576,771
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,327,288
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,118,426
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	2,296,928

		$12,158,758

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 6.5%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,285,050
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,787,940

		$3,072,990

Insured-Lease Revenue/Certificates of Participation — 7.2%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,551,338
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,841,910

		$3,393,248

Insured-Special Tax Revenue — 10.0%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,348,396
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,290,490
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	360	365,166
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	383,675
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,327,986

		$4,715,713

Insured-Transportation — 4.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,611,737
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	336,630

		$1,948,367

Insured-Water and Sewer — 9.0%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,268,765
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	108,672
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	1,600	1,738,752
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	464,384
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	666,995

		$4,247,568

Special Tax Revenue — 6.5%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,610,258
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,427,881

		$3,038,139

Transportation — 13.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,348,199
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	591,295
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,108,877
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,407,987
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	663,365
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,156,250

		$6,275,973

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.4%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,124,151

		$1,124,151

Total Tax-Exempt Investments — 172.4% (identified cost $78,159,633)		$81,033,794

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.7)%		$(25,700,369)

Other Assets, Less Liabilities — (17.7)%		$(8,331,561)

Net Assets Applicable to Common Shares — 100.0%		$47,001,864

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 51.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 18.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $313,877.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	20 U.S. 10-Year Treasury Note	Short	$(2,607,776)	$(2,531,250)	$76,526
9/13	23 U.S. Long Treasury Bond	Short	(3,234,692)	(3,124,406)	110,286

					$186,812

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $186,812.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,052,159

Gross unrealized appreciation	$4,498,810
Gross unrealized depreciation	(1,402,175)

Net unrealized appreciation	$3,096,635

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$81,033,794	$—	$81,033,794
Total Investments	$—	$81,033,794	$—	$81,033,794
Futures Contracts	$186,812	$—	$—	$186,812
Total	$186,812	$81,033,794	$—	$81,220,606

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013